Marketable securities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Cash And Cash Equivalents And Marketable Securities
Fair value through profit or loss	$ 622	$ 650
Amortized cost	2,282	44
Total	2,904	694
Current	2,855	650
Non-current	$ 49	$ 44